Credit Risk Mitigation Position (Details) - Schedule of credit risk mitigation position - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of credit risk mitigation position [Abstract]
Balance at the beginning of the year	¥ 1,348,449,426	¥ 1,209,729,138
Increase during the year	960,663,187	1,203,458,816
Decrease during the year	(883,079,007)	(1,052,004,847)
Confiscation during the year	(71,380,536)	(12,733,681)
Balance at the end of the year	¥ 1,354,653,070	¥ 1,348,449,426